Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Instruments

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at June 30, 2025 and December 31, 2024:

		June 30, 2025		December 31, 2024
Financial assets	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
Financial assets measured at amortised cost:
Cash and cash held in trust	1	2,529,535	2,529,535	3,841,866	3,841,866
Trade and other receivables	2	4,097	4,097	370,537	370,537
Loan receivable	2	990,688	990,688	955,022	955,022

		June 30, 2025		December 31, 2024
Financial liabilities	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
Financial liabilities measure at amortised cost:
Trade and other payables	2	2,204,803	2,204,803	2,982,499	2,982,499
Loans and borrowings	2	184,285	184,285	352,814	352,814
Lease liabilities	2	206,956	206,956	-	-
Due to related parties	2	317,784	317,784	302,232	302,232

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2024 and 2023:

		December 31, 2024		December 31, 2023
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortised cost:
Cash and cash held in trust	1	3,841,866	3,841,866	93,875	93,875
Trade and other receivables	2	370,537	370,537	284,513	284,513
Loan receivable	2	955,022	955,022	593,232	593,232

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	2,982,499	2,982,499	6,014,572	6,014,572
Loans and borrowings	2	352,814	352,814	3,863,454	3,863,454
Holdback payable	2	-	-	400,000	400,000
Lease liabilities	2	-	-	135,337	135,337
Due to related parties	2	302,232	302,232	2,255,522	2,255,522